Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ 387,060	$ (1,354,230)	$ (26,890,210)	$ (7,293,743)
Net loss attributable to noncontrolling interest		(2)	0	(2)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	6,413	5,404	22,464	17,253
Amortization of debt issue costs	8,569	38,612	147,341	142,867
Amortization of debt discount	276,951	536,402	2,100,957	1,507,108
Amortization of patent	1,777	1,015	5,347	3,002
Amortization of GE trademark license	608,696	602,006	2,441,471	2,434,783
Change in fair value of derivative liabilities	(1,996,863)	(462,174)	19,416,295	(213,921)
Derivative expense			0	568,751
Loss (Gain) on debt forgiveness			(209,604)	23,451
Common stock transferred from existing stockholders for services rendered			0	0
Stock issued for services - related party	42,000		0	76,312
Stock options issued for services - related parties			173,688	0
Change in operating assets and liabilities:
Accounts receivable	(760,513)	(1,419,217)	(234,309)	0
Prepaid expenses	(8,041)	13,729	(6,126)	10,359
Inventory	64,385		(263,871)	0
Deferred royalty			0	(12,000,000)
Royalty payable	(116,298)	(75,130)	(204,147)	12,000,000
Other	(2,292)	(5,334)	(32,822)	12,908
Accounts payable & accrued expenses	434,255	694,943	(233,944)	910,641
Net cash used in operating activities	(1,053,901)	(1,423,976)	(3,767,470)	(1,800,299)
Cash flows from investing activities:
Purchase of property & equipment	(8,320)	(1,490)	(17,376)	(143,816)
Payment of patent costs	(6,595)	(5,956)	(42,102)	(24,724)
Net cash used in investing activities	(14,915)	(7,446)	(59,478)	(168,540)
Cash flows from financing activities:
Repayments of convertible notes	(340,000)	0
Direct issue costs paid			0	(69,600)
Proceeds from issuance of convertible notes			0	2,270,100
Proceeds from note payable			0	0
Proceeds from note payable - related party	500,000	0	0	0
Stock issued in exchange for interest	157,523	400,311	429,646	0
Stock issued in exchange for principal	40,000
Repayments of notes payable	(27,073)	(25,682)	(103,351)	(98,108)
Repayments of notes - related party			0	(26,108)
Proceeds from the exercise of warrants			0	0
Proceeds from issuance of stock	300,000		2,710,032	1,000
Net cash provided by financing activities			3,036,327	2,077,284
(Decrease) Increase cash and cash equivalents	(438,366)	(1,056,793)
Cash and cash equivalents at beginning of year	450,868	1,241,487	1,241,487	1,132,974
Cash and cash equivalents at end of year	12,502	184,694	450,868	1,241,487
Supplementary disclosure of non-cash financing activities:
Debt discount recorded on convertible debt accounted for as a derivative liability			0	2,249,459
Reclassification of derivative liability to additional paid-in-capital			189,613	214,769
Gain on debt extinguishment			209,604	0
Cash paid during the year for:
Interest	$ 121,232	$ 4,964	$ 563,637	$ 41,487